NATIONWIDE

VLI SEPARATE

ACCOUNT-6

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-6:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-6 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2) (1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

2

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ACVIG	23,629	$226,612	$242,911	$-	$242,911	$2	$242,909
ACVIG2	298	2,571	3,067	13	3,080	-	3,080
ACVU1	31,747	569,844	872,418	-	872,418	11	872,407
ACVU2	883	12,758	23,611	-	23,611	17	23,594
ACVV	45,207	451,093	504,963	-	504,963	2	504,961
ACVV2	1,791	12,176	20,041	8	20,049	-	20,049
FC2	24,649	969,750	1,151,835	-	1,151,835	16	1,151,819
FEI2	20,423	431,208	473,399	-	473,399	11	473,388
FG2	6,653	474,994	669,184	-	669,184	21	669,163
RAF	122	3,119	3,092	-	3,092	1	3,091
RBF	2,739	272,836	293,095	6	293,101	-	293,101
RBKF	1,549	119,119	136,380	-	136,380	7	136,373
RBMF	1,419	102,248	126,357	-	126,357	15	126,342
RCPF	1,384	89,044	98,050	-	98,050	1	98,049
RELF	2,563	261,553	416,146	-	416,146	2	416,144
RENF	1,758	192,847	202,099	-	202,099	2	202,097
RESF	371	66,250	69,885	-	69,885	-	69,885
RFSF	953	79,319	81,531	6	81,537	-	81,537
RHCF	7,120	579,269	615,345	-	615,345	9	615,336
RINF	2,869	474,325	471,543	-	471,543	12	471,531
RJNF	147	9,505	9,874	-	9,874	-	9,874
RLCE	2,764	252,794	292,426	-	292,426	1	292,425
RLCJ	2,432	185,033	288,351	19	288,370	-	288,370
RLF	469	46,444	57,402	3	57,405	-	57,405
RMED	1,759	292,169	360,882	24	360,906	-	360,906
RMEK	7,261	502,700	652,435	-	652,435	14	652,421
RNF	3,576	447,514	517,528	-	517,528	4	517,524
ROF	39,065	1,927,056	2,453,303	-	2,453,303	27	2,453,276
RPMF	7,968	396,351	376,558	5	376,563	-	376,563
RREF	12,940	510,624	495,606	-	495,606	12	495,594
RRF	1,134	117,011	145,898	-	145,898	22	145,876
RSRF	6,771	109,711	97,495	-	97,495	9	97,486
RTEC	3,952	615,972	727,113	-	727,113	19	727,094
RTEL	1,843	110,163	121,657	-	121,657	1	121,656
RTF	1,729	453,916	545,396	21	545,417	-	545,417
RTRF	850	73,558	92,990	-	92,990	23	92,967
RUF	62	2,613	2,558	1	2,559	-	2,559
RUGB	22,450	924,377	933,688	-	933,688	1	933,687
RUTL	5,651	189,149	174,785	-	174,785	2	174,783
RVARS	5,974	151,484	152,990	-	152,990	-	152,990
RVCMD	322	25,816	20,114	1	20,115	-	20,115
RVF	21,623	2,563,530	3,059,853	-	3,059,853	88	3,059,765
RVIDD	2	146	139	-	139	1	138
RVIMC	204	9,659	9,126	-	9,126	-	9,126
RVISC	27	1,063	1,013	-	1,013	1	1,012
RVLCG	26,794	1,363,837	1,478,241	-	1,478,241	20	1,478,221
RVLCV	17,122	858,271	800,443	-	800,443	4	800,439
RVLDD	3,282	412,724	485,125	5	485,130	-	485,130
RVMCG	17,969	646,509	814,188	-	814,188	9	814,179
RVMCV	7,039	258,036	304,282	2	304,284	-	304,284
RVSCG	6,024	281,437	366,171	-	366,171	7	366,164
RVSCV	3,924	219,960	234,324	10	234,334	-	234,334
RVSDL	377	13,599	13,267	-	13,267	1	13,266
RVWDL	47	2,739	2,872	2	2,874	-	2,874
GBF	46,416	518,065	524,034	1	524,035	-	524,035
GVDMA	86,473	1,137,721	1,137,117	1	1,137,118	-	1,137,118
GVDMC	88,131	960,840	991,473	-	991,473	1	991,472
GVIDA	86,267	1,073,940	1,125,785	7	1,125,792	-	1,125,792
GVIDC	74,979	769,030	790,275	-	790,275	8	790,267
GVIDM	202,981	2,344,826	2,449,984	-	2,449,984	3	2,449,981
HIBF	132,101	849,517	865,263	4	865,267	-	865,267
NVMM2	4,991,094	4,991,094	4,991,094	-	4,991,094	3	4,991,091
NVMMG1	32	345	442	-	442	22	420
SCF	11,066	190,819	221,201	11	221,212	-	221,212
SCF2	916	16,162	16,739	16	16,755	-	16,755
SCGF	18,441	303,280	362,373	-	362,373	6	362,367
SCGF2	1	18	20	-	20	20	-
SCVF	12,113	113,196	106,235	-	106,235	1	106,234
SCVF2	168	1,700	1,405	11	1,416	-	1,416
TRF	17,086	378,470	402,031	8	402,039	-	402,039

Total (unaudited)			$36,548,516	$185	$36,548,701	$459	$36,548,242

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ACVIG	ACVIG2	ACVU1	ACVU2	ACVV	ACVV2	FC2
Reinvested dividends	$212,546	3,710	48	-	-	10,289	379	854

Net investment income (loss)	212,546	3,710	48	-	-	10,289	379	854

Realized gain (loss) on investments	1,047,013	(3,287)	136	20,131	397	16,367	219	177,225
Change in unrealized gain (loss) on investments	2,363,303	16,206	(22)	191,406	5,789	(41,617)	(962)	70,549

Net gain (loss) on investments	3,410,316	12,919	114	211,537	6,186	(25,250)	(743)	247,774

Reinvested capital gains	1,698,522	8,507	142	51,658	1,687	11,930	451	5,754

Net increase (decrease) in contract owners’ equity resulting from operations	$5,321,384	25,136	304	263,195	7,873	(3,031)	87	254,382

Investment Activity:	FEI2	FG2	RAF	RBF	RBKF	RBMF	RCPF	RELF
Reinvested dividends	$6,750	164	39	-	907	1,279	849	-

Net investment income (loss)	6,750	164	39	-	907	1,279	849	-

Realized gain (loss) on investments	(2,440)	10,438	(8,076)	22,364	(22,018)	(1,265)	(4,585)	7,063
Change in unrealized gain (loss) on investments	7,577	130,688	16	(1,227)	9,723	19,644	2,765	117,161
Net gain (loss) on investments	5,137	141,126	(8,060)	21,137	(12,295)	18,379	(1,820)	124,224

Reinvested capital gains	17,906	39,823	-	13,278	-	819	1,328	4,611

Net increase (decrease) in contract owners’ equity resulting from operations	$29,793	181,113	(8,021)	34,415	(11,388)	20,477	357	128,835

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RENF	RESF	RFSF	RHCF	RINF	RJNF	RLCE	RLCJ
Reinvested dividends	$3,605	389	1,308	-	-	28	4,465	2,026

Net investment income (loss)	3,605	389	1,308	-	-	28	4,465	2,026

Realized gain (loss) on investments	17,270	(2,474)	26,047	7,895	137,990	(15,184)	(1,176)	5,980
Change in unrealized gain (loss) on investments	21,441	(5,610)	1,448	25,284	(12,668)	(5,060)	(698)	70,943

Net gain (loss) on investments	38,711	(8,084)	27,495	33,179	125,322	(20,244)	(1,874)	76,923

Reinvested capital gains	-	-	4,926	11,772	4,088	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42,316	(7,695)	33,729	44,951	129,410	(20,216)	2,591	78,949

Investment Activity:	RLF	RMED	RMEK	RNF	ROF	RPMF	RREF	RRF
Reinvested dividends	$-	2,540	-	3,520	5,842	34,610	11,661	-

Net investment income (loss)	-	2,540	-	3,520	5,842	34,610	11,661	-

Realized gain (loss) on investments	752	(29,228)	(59,319)	39,430	81,559	16,866	(21,017)	30,432
Change in unrealized gain (loss) on investments	7,281	54,555	149,662	(4,000)	410,296	(111,335)	(23,534)	21,416

Net gain (loss) on investments	8,033	25,327	90,343	35,430	491,855	(94,469)	(44,551)	51,848

Reinvested capital gains	1,424	9,469	16,674	41,289	233,121	-	10,806	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,457	37,336	107,017	80,239	730,818	(59,859)	(22,084)	51,848

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RSRF	RTEC	RTEL	RTF	RTRF	RUF	RUGB	RUTL
Reinvested dividends	$746	-	929	2,673	86	23	1,260	4,448

Net investment income (loss)	746	-	929	2,673	86	23	1,260	4,448

Realized gain (loss) on investments	(3,598)	82,136	6,074	8,465	(946)	(9,331)	62,085	(35,086)
Change in unrealized gain (loss) on investments	7,356	66,438	9,617	7,571	16,467	(51)	18,813	(24,327)

Net gain (loss) on investments	3,758	148,574	15,691	16,036	15,521	(9,382)	80,898	(59,413)

Reinvested capital gains	-	25,074	-	64,173	1,654	-	-	3,926

Net increase (decrease) in contract owners’ equity resulting from operations	$4,504	173,648	16,620	82,882	17,261	(9,359)	82,158	(51,039)

Investment Activity:	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVISC	RVLCG	RVLCV
Reinvested dividends	$9,345	134	5,862	1	110	10	-	13,070

Net investment income (loss)	9,345	134	5,862	1	110	10	-	13,070

Realized gain (loss) on investments	1,762	(1,105)	959,216	(15,797)	(5,673)	(11,159)	(4,406)	(67,881)
Change in unrealized gain (loss) on investments	3,810	(4,431)	283,658	2,456	(270)	(20)	40,477	(102,292)

Net gain (loss) on investments	5,572	(5,536)	1,242,874	(13,341)	(5,943)	(11,179)	36,071	(170,173)

Reinvested capital gains	-	-	422,175	-	-	-	221,527	50,228

Net increase (decrease) in contract owners’ equity resulting from operations	$14,917	(5,402)	1,670,911	(13,340)	(5,833)	(11,169)	257,598	(106,875)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	RVLDD	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RVWDL	GBF
Reinvested dividends	$2,877	-	922	-	-	124	11	10,985

Net investment income (loss)	2,877	-	922	-	-	124	11	10,985

Realized gain (loss) on investments	(41,071)	(16,408)	(31,757)	(21,569)	(31,497)	(2,819)	(22)	53,439
Change in unrealized gain (loss) on investments	39,345	170,648	28,864	63,201	(89)	76	267	20,390

Net gain (loss) on investments	(1,726)	154,240	(2,893)	41,632	(31,586)	(2,743)	245	73,829

Reinvested capital gains	41,809	28,423	8,469	14,168	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$42,960	182,663	6,498	55,800	(31,586)	(2,619)	256	84,814

Investment Activity:	GVDMA	GVDMC	GVIDA	GVIDC	GVIDM	HIBF	NVMM2	NVMMG1
Reinvested dividends	$2,344	334	2,051	327	2,766	44,930	6,559	-

Net investment income (loss)	2,344	334	2,051	327	2,766	44,930	6,559	-

Realized gain (loss) on investments	(17,819)	(60,440)	(1,095)	5,455	(130,250)	(9,384)	-	-
Change in unrealized gain (loss) on investments	75,564	87,807	59,695	17,086	180,237	41,532	-	123

Net gain (loss) on investments	57,745	27,367	58,600	22,541	49,987	32,148	-	123

Reinvested capital gains	66,718	7,094	60,441	3,117	114,169	-	-	45

Net increase (decrease) in contract owners’ equity resulting from operations	$126,807	34,795	121,092	25,985	166,922	77,078	6,559	168

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SCF	SCF2	SCGF	SCGF2	SCVF	SCVF2	TRF
Reinvested dividends	$33	3	-	-	67	-	4,254

Net investment income (loss)	33	3	-	-	67	-	4,254

Realized gain (loss) on investments	(11,033)	(232)	(38,076)	-	(10,186)	(16)	(1,455)
Change in unrealized gain (loss) on investments	47,637	2,629	80,884	3	13,870	72	(18,927)

Net gain (loss) on investments	36,604	2,397	42,808	3	3,684	56	(20,382)

Reinvested capital gains	7,020	608	38,826	2	452	6	26,935

Net increase (decrease) in contract owners’ equity resulting from operations	$43,657	3,008	81,634	5	4,203	62	10,807

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ACVIG		ACVIG2		ACVU1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$212,546	412,751	3,710	3,617	48	53	-	-
Realized gain (loss) on investments	1,047,013	812,075	(3,287)	(432)	136	162	20,131	3,150
Change in unrealized gain (loss) on investments	2,363,303	3,719,870	16,206	19,244	(22)	150	191,406	81,309
Reinvested capital gains	1,698,522	909,214	8,507	15,980	142	249	51,658	47,166

Net increase (decrease) in contract owners’ equity resulting from operations	5,321,384	5,853,910	25,136	38,409	304	614	263,195	131,625

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,070,779	1,112,661	5,282	7,391	-	-	6,097	6,028
Transfers between funds	-	-	57,631	7,932	-	-	154,426	1,246
Surrenders (notes 2, 3, 4, 5 and 6)	(3,174,134)	(6,430,453)	(15,019)	(52,275)	(253)	(282)	(55,229)	(20,662)
Adjustments to maintain reserves	(158)	(238)	5	(4)	21	(9)	(4)	(4)

Net equity transactions	(2,103,513)	(5,318,030)	47,899	(36,956)	(232)	(291)	105,290	(13,392)

Net change in contract owners’ equity	3,217,871	535,880	73,035	1,453	72	323	368,485	118,233
Contract owners’ equity at beginning of period	33,330,371	32,794,491	169,874	168,421	3,008	2,685	503,922	385,689

Contract owners’ equity at end of period	$36,548,242	33,330,371	242,909	169,874	3,080	3,008	872,407	503,922

CHANGE IN UNITS:
Beginning units	1,600,215	2,669,468	11,534	14,174	86	95	26,770	27,574
Units purchased	422,385	670,779	4,409	1,350	-	-	6,535	489
Units surrendered	(573,605)	(1,740,032)	(1,192)	(3,990)	(7)	(9)	(2,378)	(1,293)

Ending units	1,448,995	1,600,215	14,751	11,534	79	86	30,927	26,770

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVU2		ACVV		ACVV2		FC2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	10,289	12,442	379	499	854	2,358
Realized gain (loss) on investments	397	6,460	16,367	11,334	219	3,350	177,225	(16,580)
Change in unrealized gain (loss) on investments	5,789	(2,615)	(41,617)	79,924	(962)	180	70,549	171,668
Reinvested capital gains	1,687	2,932	11,930	35,230	451	1,659	5,754	119,529

Net increase (decrease) in contract owners’ equity resulting from operations	7,873	6,777	(3,031)	138,930	87	5,688	254,382	276,975

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	12,715	13,877	-	-	25,987	30,099
Transfers between funds	-	-	(75,933)	(38,817)	-	-	(210,172)	87,356
Surrenders (notes 2, 3, 4, 5 and 6)	(687)	(14,069)	(46,843)	(34,380)	(535)	(11,186)	(121,150)	(105,902)
Adjustments to maintain reserves	(17)	(7)	-	(6)	(8)	27	(33)	9

Net equity transactions	(704)	(14,076)	(110,061)	(59,326)	(543)	(11,159)	(305,368)	11,562

Net change in contract owners’ equity	7,169	(7,299)	(113,092)	79,604	(456)	(5,471)	(50,986)	288,537

Contract owners’ equity at beginning of period	16,425	23,724	618,053	538,449	20,505	25,976	1,202,805	914,268

Contract owners’ equity at end of period	$23,594	16,425	504,961	618,053	20,049	20,505	1,151,819	1,202,805

CHANGE IN UNITS:
Beginning units	380	738	43,208	47,819	561	902	25,871	25,815
Units purchased	-	-	1,169	1,173	-	-	708	5,276
Units surrendered	(15)	(358)	(9,417)	(5,784)	(17)	(341)	(7,556)	(5,220)

Ending units	365	380	34,960	43,208	544	561	19,023	25,871

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEI2		FG2		RAF		RBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,750	7,149	164	179	39	46	-	-
Realized gain (loss) on investments	(2,440)	(2,334)	10,438	1,300	(8,076)	(17,327)	22,364	(11,902)
Change in unrealized gain (loss) on investments	7,577	63,017	130,688	71,448	16	(8,440)	(1,227)	53,113
Reinvested capital gains	17,906	26,204	39,823	20,416	-	-	13,278	4,286

Net increase (decrease) in contract owners’ equity resulting from operations	29,793	94,036	181,113	93,343	(8,021)	(25,721)	34,415	45,497

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	30,341	31,463	13,114	15,687	175	346	10,856	12,822
Transfers between funds	25,126	(24,941)	128,420	(2,435)	8,921	(389,446)	27,196	(7,804)
Surrenders (notes 2, 3, 4, 5 and 6)	(29,342)	(42,600)	(13,317)	(31,404)	(434)	(756)	(19,644)	(15,028)
Adjustments to maintain reserves	(19)	(5)	(42)	23	(2)	(1)	(13)	(3)

Net equity transactions	26,106	(36,083)	128,175	(18,129)	8,660	(389,857)	18,395	(10,013)

Net change in contract owners’ equity	55,899	57,953	309,288	75,214	639	(415,578)	52,810	35,484
Contract owners’ equity at beginning of period	417,489	359,536	359,875	284,661	2,452	418,030	240,291	204,807

Contract owners’ equity at end of period	$473,388	417,489	669,163	359,875	3,091	2,452	293,101	240,291

CHANGE IN UNITS:
Beginning units	12,745	13,951	8,201	8,691	2,809	344,729	4,553	4,838
Units purchased	1,865	1,111	3,089	447	3,594	370	402	1,478
Units surrendered	(1,033)	(2,317)	(667)	(937)	(692)	(342,290)	(377)	(1,763)

Ending units	13,577	12,745	10,623	8,201	5,711	2,809	4,578	4,553

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RBKF		RBMF		RCPF		RELF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$907	782	1,279	-	849	1,103	-	-
Realized gain (loss) on investments	(22,018)	2,543	(1,265)	(10,418)	(4,585)	11,116	7,063	28,122
Change in unrealized gain (loss) on investments	9,723	23,991	19,644	30,491	2,765	19,556	117,161	70,540
Reinvested capital gains	-	-	819	5,391	1,328	266	4,611	3,081

Net increase (decrease) in contract owners’ equity resulting from operations	(11,388)	27,316	20,477	25,464	357	32,041	128,835	101,743

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,152	1,100	9,677	9,578	5,881	5,760	3,946	3,413
Transfers between funds	(8,479)	79,396	(19,138)	(35,080)	(73,437)	(30,471)	(44,396)	105,548
Surrenders (notes 2, 3, 4, 5 and 6)	(10,482)	(8,682)	(3,040)	(10,749)	15,334	17,924	(19,691)	(18,652)
Adjustments to maintain reserves	-	(7)	(8)	(14)	9	(10)	11	(6)

Net equity transactions	(17,809)	71,807	(12,509)	(36,265)	(52,213)	(6,797)	(60,130)	90,303

Net change in contract owners’ equity	(29,197)	99,123	7,968	(10,801)	(51,856)	25,244	68,705	192,046
Contract owners’ equity at beginning of period	165,570	66,447	118,374	129,175	149,905	124,661	347,439	155,393

Contract owners’ equity at end of period	$136,373	165,570	126,342	118,374	98,049	149,905	416,144	347,439

CHANGE IN UNITS:
Beginning units	13,853	7,138	3,780	5,009	3,643	3,706	13,063	9,306
Units purchased	134	7,481	501	341	829	873	180	4,625
Units surrendered	(1,522)	(766)	(912)	(1,570)	(2,257)	(936)	(3,211)	(868)

Ending units	12,465	13,853	3,369	3,780	2,215	3,643	10,032	13,063

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RENF		RESF		RFSF		RHCF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,605	329	389	-	1,308	1,535	-	-
Realized gain (loss) on investments	17,270	(46,035)	(2,474)	(69,673)	26,047	40,396	7,895	114,535
Change in unrealized gain (loss) on investments	21,441	46,496	(5,610)	51,631	1,448	28,048	25,284	5,428
Reinvested capital gains	-	-	-	-	4,926	7,172	11,772	8,292

Net increase (decrease) in contract owners’ equity resulting from operations	42,316	790	(7,695)	(18,042)	33,729	77,151	44,951	128,255

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	15,195	12,666	8,601	9,189	9,685	9,034	16,588	31,002
Transfers between funds	32,362	(4,600)	2,266	37,089	(90,254)	(75,389)	149,524	(116,758)
Surrenders (notes 2, 3, 4, 5 and 6)	(24,425)	(16,270)	(4,260)	(9,183)	(62,075)	(36,111)	(53,002)	(80,330)
Adjustments to maintain reserves	(9)	12	(2)	2	16	(4)	(21)	3

Net equity transactions	23,123	(8,192)	6,605	37,097	(142,628)	(102,470)	113,089	(166,083)

Net change in contract owners’ equity	65,439	(7,402)	(1,090)	19,055	(108,899)	(25,319)	158,040	(37,828)
Contract owners’ equity at beginning of period	136,658	144,060	70,975	51,920	190,436	215,755	457,296	495,124

Contract owners’ equity at end of period	$202,097	136,658	69,885	70,975	81,537	190,436	615,336	457,296

CHANGE IN UNITS:
Beginning units	7,502	8,447	8,786	6,423	9,771	14,178	10,463	13,885
Units purchased	11,709	748	6,288	3,502	441	641	2,609	911
Units surrendered	(2,357)	(1,693)	(1,269)	(1,139)	(6,024)	(5,048)	(1,209)	(4,333)

Ending units	16,854	7,502	13,805	8,786	4,188	9,771	11,863	10,463

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RINF		RJNF		RLCE		RLCJ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	28	-	4,465	3,565	2,026	3,032
Realized gain (loss) on investments	137,990	35,104	(15,184)	(17,782)	(1,176)	(18,213)	5,980	(23,629)
Change in unrealized gain (loss) on investments	(12,668)	18,261	(5,060)	14,072	(698)	96,381	70,943	87,923
Reinvested capital gains	4,088	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	129,410	53,365	(20,216)	(3,710)	2,591	81,733	78,949	67,326

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,430	3,515	563	327	16,566	17,273	7,210	8,437
Transfers between funds	130,506	51,740	(200,573)	(84,644)	(62,279)	12,057	(7,642)	(753)
Surrenders (notes 2, 3, 4, 5 and 6)	(11,111)	(55,843)	(2,180)	(2,492)	(4,911)	(46,775)	1,882	(39,265)
Adjustments to maintain reserves	(33)	3	(1)	(1)	(2)	4	19	2

Net equity transactions	122,792	(585)	(202,191)	(86,810)	(50,626)	(17,441)	1,469	(31,579)

Net change in contract owners’ equity	252,202	52,780	(222,407)	(90,520)	(48,035)	64,292	80,418	35,747
Contract owners’ equity at beginning of period	219,329	166,549	232,281	322,801	340,460	276,168	207,952	172,205

Contract owners’ equity at end of period	$471,531	219,329	9,874	232,281	292,425	340,460	288,370	207,952

CHANGE IN UNITS:
Beginning units	4,188	3,990	89,194	107,477	20,521	21,378	7,297	8,401
Units purchased	1,626	1,355	1,640	1,486	1,838	4,217	675	397
Units surrendered	(194)	(1,157)	(86,029)	(19,769)	(4,775)	(5,074)	(768)	(1,501)

Ending units	5,620	4,188	4,805	89,194	17,584	20,521	7,204	7,297

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RLF		RMED		RMEK		RNF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	159	2,540	3,094	-	-	3,520	4,434
Realized gain (loss) on investments	752	(2,064)	(29,228)	(5,700)	(59,319)	27,914	39,430	3,515
Change in unrealized gain (loss) on investments	7,281	10,539	54,555	86,653	149,662	153,014	(4,000)	133,561
Reinvested capital gains	1,424	638	9,469	-	16,674	-	41,289	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,457	9,272	37,336	84,047	107,017	180,928	80,239	141,510

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,128	1,578	6,620	5,917	11,581	13,500	5,390	5,100
Transfers between funds	936	1,118	26,286	6,511	52,349	29,624	(4,655)	(16,645)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,479)	(2,251)	(13,426)	(24,208)	(80,990)	(95,982)	(27,499)	(30,988)
Adjustments to maintain reserves	6	(18)	17	26	(21)	-	(12)	11

Net equity transactions	591	427	19,497	(11,754)	(17,081)	(52,858)	(26,776)	(42,522)

Net change in contract owners’ equity	10,048	9,699	56,833	72,293	89,936	128,070	53,463	98,988
Contract owners’ equity at beginning of period	47,357	37,658	304,073	231,780	562,485	434,415	464,061	365,073

Contract owners’ equity at end of period	$57,405	47,357	360,906	304,073	652,421	562,485	517,524	464,061

CHANGE IN UNITS:
Beginning units	1,177	1,210	5,548	5,756	13,686	14,308	9,154	10,445
Units purchased	41	33	803	342	2,327	2,027	181	183
Units surrendered	(39)	(66)	(402)	(550)	(2,789)	(2,649)	(830)	(1,474)

Ending units	1,179	1,177	5,949	5,548	13,224	13,686	8,505	9,154

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ROF		RPMF		RREF		RRF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,842	1,173	34,610	-	11,661	9,254	-	-
Realized gain (loss) on investments	81,559	154,768	16,866	(64,760)	(21,017)	48,670	30,432	(5,148)
Change in unrealized gain (loss) on investments	410,296	203,088	(111,335)	152,717	(23,534)	27,478	21,416	25,537
Reinvested capital gains	233,121	21,206	-	-	10,806	4,566	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	730,818	380,235	(59,859)	87,957	(22,084)	89,968	51,848	20,389

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	35,212	51,696	22,492	17,643	17,288	19,217	4,549	4,684
Transfers between funds	798,725	(238,017)	(339,604)	425,013	71,822	(23,796)	12,285	(22,246)
Surrenders (notes 2, 3, 4, 5 and 6)	(119,374)	(39,054)	(78,242)	(45,076)	(51,582)	(18,759)	(36,985)	(2,452)
Adjustments to maintain reserves	(3)	(29)	4	1	(20)	17	(16)	4

Net equity transactions	714,560	(225,404)	(395,350)	397,581	37,508	(23,321)	(20,167)	(20,010)

Net change in contract owners’ equity	1,445,378	154,831	(455,209)	485,538	15,424	66,647	31,681	379
Contract owners’ equity at beginning of period	1,007,898	853,067	831,772	346,234	480,170	413,523	114,195	113,816

Contract owners’ equity at end of period	$2,453,276	1,007,898	376,563	831,772	495,594	480,170	145,876	114,195

CHANGE IN UNITS:
Beginning units	17,169	19,888	69,370	43,948	16,085	17,237	3,437	4,264
Units purchased	13,375	1,044	1,654	30,184	3,793	697	487	277
Units surrendered	(1,715)	(3,763)	(47,639)	(4,762)	(2,251)	(1,849)	(868)	(1,104)

Ending units	28,829	17,169	23,385	69,370	17,627	16,085	3,056	3,437

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RSRF		RTEC		RTEL		RTF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$746	495	-	-	929	-	2,673	-
Realized gain (loss) on investments	(3,598)	(10,431)	82,136	66,574	6,074	(7,155)	8,465	41,991
Change in unrealized gain (loss) on investments	7,356	15,393	66,438	91,267	9,617	12,279	7,571	132,980
Reinvested capital gains	-	-	25,074	12,661	-	-	64,173	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,504	5,457	173,648	170,502	16,620	5,124	82,882	174,971

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	11,764	11,736	11,768	10,998	272	292	7,071	6,421
Transfers between funds	40	(19,953)	(28,975)	168,822	(188,148)	198,280	6,912	38,707
Surrenders (notes 2, 3, 4, 5 and 6)	(9,459)	(10,935)	(16,209)	(75,088)	(3,582)	(5,085)	(39,354)	(32,944)
Adjustments to maintain reserves	(7)	2	(34)	15	7	(13)	17	13

Net equity transactions	2,338	(19,150)	(33,450)	104,747	(191,451)	193,474	(25,354)	12,197

Net change in contract owners’ equity	6,842	(13,693)	140,198	275,249	(174,831)	198,598	57,528	187,168
Contract owners’ equity at beginning of period	90,644	104,337	586,896	311,647	296,487	97,889	487,889	300,721

Contract owners’ equity at end of period	$97,486	90,644	727,094	586,896	121,656	296,487	545,417	487,889

CHANGE IN UNITS:
Beginning units	4,683	5,689	15,337	11,381	16,630	6,216	7,637	7,650
Units purchased	927	895	877	6,293	35	10,706	286	668
Units surrendered	(810)	(1,901)	(3,483)	(2,337)	(10,433)	(292)	(694)	(681)

Ending units	4,800	4,683	12,731	15,337	6,232	16,630	7,229	7,637

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RTRF		RUF		RUGB		RUTL
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$86	-	23	192	1,260	10,119	4,448	729
Realized gain (loss) on investments	(946)	(7,443)	(9,331)	(2,963)	62,085	119,262	(35,086)	49,243
Change in unrealized gain (loss) on investments	16,467	22,307	(51)	33	18,813	(35,982)	(24,327)	8,106
Reinvested capital gains	1,654	27	-	-	-	-	3,926	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,261	14,891	(9,359)	(2,738)	82,158	93,399	(51,039)	58,078

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,246	3,372	205	182	20,524	18,723	13,158	12,778
Transfers between funds	9,234	(17,300)	12,526	(7,735)	21,851	429,070	(104,256)	(7,891)
Surrenders (notes 2, 3, 4, 5 and 6)	(6,118)	(4,149)	(2,062)	(863)	(128,571)	(153,751)	(35,986)	(14,776)
Adjustments to maintain reserves	(28)	(4)	-	1	83	(35)	(5)	(7)

Net equity transactions	6,334	(18,081)	10,669	(8,415)	(86,113)	294,007	(127,089)	(9,896)

Net change in contract owners’ equity	23,595	(3,190)	1,310	(11,153)	(3,955)	387,406	(178,128)	48,182
Contract owners’ equity at beginning of period	69,372	72,562	1,249	12,402	937,642	550,236	352,911	304,729

Contract owners’ equity at end of period	$92,967	69,372	2,559	1,249	933,687	937,642	174,783	352,911

CHANGE IN UNITS:
Beginning units	1,999	2,556	742	5,679	36,262	24,847	8,821	9,065
Units purchased	96	158	2,557	107	610	17,381	366	484
Units surrendered	(190)	(715)	(1,272)	(5,044)	(7,263)	(5,966)	(4,582)	(728)

Ending units	1,905	1,999	2,027	742	29,609	36,262	4,605	8,821

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVARS		RVCMD		RVF		RVIDD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$9,345	3,328	134	273	5,862	3,125	1	-
Realized gain (loss) on investments	1,762	(129)	(1,105)	(918)	959,216	712,897	(15,797)	(16,567)
Change in unrealized gain (loss) on investments	3,810	3,454	(4,431)	3,749	283,658	157,678	2,456	(2,564)
Reinvested capital gains	-	-	-	-	422,175	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,917	6,653	(5,402)	3,104	1,670,911	873,700	(13,340)	(19,131)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	14,448	14,556	2,859	2,487	13,566	(3,884)	63	126
Transfers between funds	(9,957)	(707)	60	-	(995,602)	822,121	4,560	(12,667)
Surrenders (notes 2, 3, 4, 5 and 6)	(10,572)	(8,199)	(1,762)	(355)	(131,280)	(157,518)	(1,026)	(5,229)
Adjustments to maintain reserves	(3)	4	1	-	(50)	(58)	-	2

Net equity transactions	(6,084)	5,654	1,158	2,132	(1,113,366)	660,661	3,597	(17,768)

Net change in contract owners’ equity	8,833	12,307	(4,244)	5,236	557,545	1,534,361	(9,743)	(36,899)
Contract owners’ equity at beginning of period	144,157	131,850	24,359	19,123	2,502,220	967,859	9,881	46,780

Contract owners’ equity at end of period	$152,990	144,157	20,115	24,359	3,059,765	2,502,220	138	9,881

CHANGE IN UNITS:
Beginning units	13,716	13,174	9,010	8,152	15,960	11,143	39,102	118,296
Units purchased	1,316	1,399	1,616	3,165	97	6,132	345	40,235
Units surrendered	(1,477)	(857)	(998)	(2,307)	(5,613)	(1,315)	(38,439)	(119,429)

Ending units	13,555	13,716	9,628	9,010	10,444	15,960	1,008	39,102

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVIMC		RVISC		RVLCG		RVLCV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$110	55	10	11	-	-	13,070	7,848
Realized gain (loss) on investments	(5,673)	(2,270)	(11,159)	(2,377)	(4,406)	(176,980)	(67,881)	(56,217)
Change in unrealized gain (loss) on investments	(270)	(238)	(20)	(71)	40,477	419,457	(102,292)	233,303
Reinvested capital gains	-	-	-	-	221,527	24,741	50,228	11,763

Net increase (decrease) in contract owners’ equity resulting from operations	(5,833)	(2,453)	(11,169)	(2,437)	257,598	267,218	(106,875)	196,697

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	225	256	14,888	20,762	7,898	15,098
Transfers between funds	2,949	11,062	10,786	2,197	87,507	(637,526)	(134,478)	137,603
Surrenders (notes 2, 3, 4, 5 and 6)	(442)	(404)	(210)	(710)	(49,302)	(149,882)	(31,697)	(119,702)
Adjustments to maintain reserves	-	-	(1)	-	(17)	9	(2)	(11)

Net equity transactions	2,507	10,658	10,800	1,743	53,076	(766,637)	(158,279)	32,988

Net change in contract owners’ equity	(3,326)	8,205	(369)	(694)	310,674	(499,419)	(265,154)	229,685
Contract owners’ equity at beginning of period	12,452	4,247	1,381	2,075	1,167,547	1,666,966	1,065,593	835,908

Contract owners’ equity at end of period	$9,126	12,452	1,012	1,381	1,478,221	1,167,547	800,439	1,065,593

CHANGE IN UNITS:
Beginning units	8,487	2,307	1,019	1,216	32,737	59,173	34,784	33,636
Units purchased	98	6,434	254	310	2,584	748	1,213	6,436
Units surrendered	(303)	(254)	(193)	(507)	(2,768)	(27,184)	(6,783)	(5,288)

Ending units	8,282	8,487	1,080	1,019	32,553	32,737	29,214	34,784

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVLDD		RVMCG		RVMCV		RVSCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,877	3,069	-	-	922	-	-	-
Realized gain (loss) on investments	(41,071)	100,888	(16,408)	(48,202)	(31,757)	(52,950)	(21,569)	(39,986)
Change in unrealized gain (loss) on investments	39,345	61,939	170,648	147,224	28,864	120,836	63,201	77,759
Reinvested capital gains	41,809	-	28,423	-	8,469	-	14,168	-

Net increase (decrease) in contract owners’ equity resulting from operations	42,960	165,896	182,663	99,022	6,498	67,886	55,800	37,773

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	9,891	14,601	37,803	32,816	8,333	8,952	12,928	12,463
Transfers between funds	(17,947)	(47,671)	20,495	(28,370)	(116,531)	61,584	(54,523)	58,507
Surrenders (notes 2, 3, 4, 5 and 6)	(63,847)	(26,262)	(101,722)	(89,875)	(10,656)	(29,716)	(46,335)	(28,187)
Adjustments to maintain reserves	29	(37)	(7)	2	2	3	(6)	(11)

Net equity transactions	(71,874)	(59,369)	(43,431)	(85,427)	(118,852)	40,823	(87,936)	42,772

Net change in contract owners’ equity	(28,914)	106,527	139,232	13,595	(112,354)	108,709	(32,136)	80,545
Contract owners’ equity at beginning of period	514,044	407,517	674,947	661,352	416,638	307,929	398,300	317,755

Contract owners’ equity at end of period	$485,130	514,044	814,179	674,947	304,284	416,638	366,164	398,300

CHANGE IN UNITS:
Beginning units	8,753	10,233	20,333	22,994	14,199	12,851	11,991	10,769
Units purchased	634	276	2,067	3,214	540	3,563	557	4,192
Units surrendered	(1,267)	(1,756)	(3,600)	(5,875)	(5,085)	(2,215)	(3,025)	(2,970)

Ending units	8,120	8,753	18,800	20,333	9,654	14,199	9,523	11,991

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	RVSCV		RVSDL		RVWDL		GBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	554	124	125	11	21	10,985	16,507
Realized gain (loss) on investments	(31,497)	(30,097)	(2,819)	2,550	(22)	(942)	53,439	9,493
Change in unrealized gain (loss) on investments	(89)	65,388	76	(1,208)	267	(142)	20,390	10,297
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,586)	35,845	(2,619)	1,467	256	(1,063)	84,814	36,297

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	8,058	6,672	1,530	1,530	420	420	51,642	29,600
Transfers between funds	(67,522)	154,565	461	(7,877)	-	947	157,840	126,913
Surrenders (notes 2, 3, 4, 5 and 6)	(35,873)	(7,355)	(600)	(630)	(260)	(205)	(438,697)	(14,374)
Adjustments to maintain reserves	14	(2)	(6)	3	4	(5)	1	(7)

Net equity transactions	(95,323)	153,880	1,385	(6,974)	164	1,157	(229,214)	142,132

Net change in contract owners’ equity	(126,909)	189,725	(1,234)	(5,507)	420	94	(144,400)	178,429
Contract owners’ equity at beginning of period	361,243	171,518	14,500	20,007	2,454	2,360	668,435	490,006

Contract owners’ equity at end of period	$234,334	361,243	13,266	14,500	2,874	2,454	524,035	668,435

CHANGE IN UNITS:
Beginning units	15,793	9,049	1,556	2,246	400	366	39,195	30,534
Units purchased	528	9,221	166	165	70	68	14,977	11,903
Units surrendered	(5,426)	(2,477)	(66)	(855)	(43)	(34)	(25,206)	(3,242)

Ending units	10,895	15,793	1,656	1,556	427	400	28,966	39,195

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMA		GVDMC		GVIDA		GVIDC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,344	20,956	334	31,322	2,051	17,726	327	27,996
Realized gain (loss) on investments	(17,819)	(8,068)	(60,440)	(2,708)	(1,095)	(2,479)	5,455	9,531
Change in unrealized gain (loss) on investments	75,564	93,824	87,807	(29,750)	59,695	84,298	17,086	26,022
Reinvested capital gains	66,718	94,102	7,094	72,832	60,441	77,217	3,117	35,770

Net increase (decrease) in contract owners’ equity resulting from operations	126,807	200,814	34,795	71,696	121,092	176,762	25,985	99,319

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	53,780	48,081	6,422	3,414	52,725	52,346	27,995	58,996
Transfers between funds	(65,009)	-	(501,052)	1,176,058	-	24,177	(337,211)	764,084
Surrenders (notes 2, 3, 4, 5 and 6)	(42,237)	(149,131)	(12,496)	(28,181)	13,950	(40,867)	(186,001)	(42,729)
Adjustments to maintain reserves	(8)	(2)	8	2	(5)	2	2	(2)

Net equity transactions	(53,474)	(101,052)	(507,118)	1,151,293	66,670	35,658	(495,215)	780,349

Net change in contract owners’ equity	73,333	99,762	(472,323)	1,222,989	187,762	212,420	(469,230)	879,668
Contract owners’ equity at beginning of period	1,063,785	964,023	1,463,795	240,806	938,030	725,610	1,259,497	379,829

Contract owners’ equity at end of period	$1,137,118	1,063,785	991,472	1,463,795	1,125,792	938,030	790,267	1,259,497

CHANGE IN UNITS:
Beginning units	37,865	41,804	67,401	12,583	31,461	30,112	68,703	22,694
Units purchased	2,345	2,289	376	56,226	4,527	3,452	4,798	48,856
Units surrendered	(4,177)	(6,228)	(25,721)	(1,408)	(2,519)	(2,103)	(33,106)	(2,847)

Ending units	36,033	37,865	42,056	67,401	33,469	31,461	40,395	68,703

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDM		HIBF		NVMM2		NVMMG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,766	32,049	44,930	85,028	6,559	84,848	-	-
Realized gain (loss) on investments	(130,250)	(12,503)	(9,384)	32,572	-	-	-	-
Change in unrealized gain (loss) on investments	180,237	82,982	41,532	15,887	-	-	123	10
Reinvested capital gains	114,169	105,344	-	-	-	-	45	66

Net increase (decrease) in contract owners’ equity resulting from operations	166,922	207,872	77,078	133,487	6,559	84,848	168	76

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	42,626	53,848	27,263	53,251	278,659	236,853	-	-
Transfers between funds	809,902	254,456	(791,358)	1,012,482	2,191,296	(5,274,767)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(121,612)	(81,028)	(38,309)	(56,973)	(626,053)	(4,017,717)	(4)	(4)
Adjustments to maintain reserves	(10)	5	7	2	(2)	(128)	(5)	(1)

Net equity transactions	730,906	227,281	(802,397)	1,008,762	1,843,900	(9,055,759)	(9)	(5)

Net change in contract owners’ equity	897,828	435,153	(725,319)	1,142,249	1,850,459	(8,970,911)	159	71
Contract owners’ equity at beginning of period	1,552,153	1,117,000	1,590,586	448,337	3,140,632	12,111,543	261	190

Contract owners’ equity at end of period	$2,449,981	1,552,153	865,267	1,590,586	4,991,091	3,140,632	420	261

CHANGE IN UNITS:
Beginning units	62,441	52,909	121,212	39,202	305,193	1,194,927	6	6
Units purchased	32,047	13,102	2,733	87,169	264,224	197,949	-	-
Units surrendered	(5,168)	(3,570)	(61,748)	(5,159)	(85,290)	(1,087,683)	-	-

Ending units	89,320	62,441	62,197	121,212	484,127	305,193	6	6

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF		SCF2		SCGF		SCGF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$33	104	3	-	-	-	-	-
Realized gain (loss) on investments	(11,033)	(19,388)	(232)	(2,668)	(38,076)	(598)	-	-
Change in unrealized gain (loss) on investments	47,637	25,943	2,629	5,189	80,884	14,894	3	-
Reinvested capital gains	7,020	19,058	608	2,170	38,826	71,520	2	4

Net increase (decrease) in contract owners’ equity resulting from operations	43,657	25,717	3,008	4,691	81,634	85,816	5	4

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,889	6,223	-	-	11,273	10,879	-	-
Transfers between funds	12,299	17,188	-	-	38,230	(8,370)	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	7,973	380	(502)	(12,534)	(11,953)	(106,530)	-	-
Adjustments to maintain reserves	4	7	6	19	1	(1)	(5)	(4)

Net equity transactions	27,165	23,798	(496)	(12,515)	37,551	(104,022)	(5)	(4)

Net change in contract owners’ equity	70,822	49,515	2,512	(7,824)	119,185	(18,206)	-	-
Contract owners’ equity at beginning of period	150,390	100,875	14,243	22,067	243,182	261,388	-	-

Contract owners’ equity at end of period	$221,212	150,390	16,755	14,243	362,367	243,182	-	-

CHANGE IN UNITS:
Beginning units	9,497	8,004	363	705	12,816	18,695	-	-
Units purchased	3,788	2,213	-	-	1,546	1,044	-	-
Units surrendered	(1,899)	(720)	(14)	(342)	(807)	(6,923)	-	-

Ending units	11,386	9,497	349	363	13,555	12,816	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		SCVF2		TRF
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$67	1,079	-	12	4,254	10,377
Realized gain (loss) on investments	(10,186)	(31,046)	(16)	(7)	(1,455)	21,724
Change in unrealized gain (loss) on investments	13,870	6,247	72	(209)	(18,927)	36,886
Reinvested capital gains	452	41,940	6	421	26,935	15,315

Net increase (decrease) in contract owners’ equity resulting from operations	4,203	18,220	62	217	10,807	84,302

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,358	2,116	-	-	1,908	17,355
Transfers between funds	(683)	56,546	-	-	(515,915)	822,677
Surrenders (notes 2, 3, 4, 5 and 6)	(3,411)	(41,352)	(17)	(23)	(97,849)	(23,828)
Adjustments to maintain reserves	4	(8)	22	(10)	9	1

Net equity transactions	(2,732)	17,302	5	(33)	(611,847)	816,205

Net change in contract owners’ equity	1,471	35,522	67	184	(601,040)	900,507
Contract owners’ equity at beginning of period	104,763	69,241	1,349	1,165	1,003,079	102,572

Contract owners’ equity at end of period	$106,234	104,763	1,416	1,349	402,039	1,003,079

CHANGE IN UNITS:
Beginning units	7,574	5,957	39	40	52,093	6,888
Units purchased	116	4,677	-	-	167	46,591
Units surrendered	(386)	(3,060)	-	(1)	(33,340)	(1,386)

Ending units	7,304	7,574	39	39	18,920	52,093

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001, and commenced operations on November 30, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)*

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)*

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2020.

There were no subaccount mergers for the one-year period ending December 31, 2020.

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
ACVIG2	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	9/25/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.05% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	2.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.04 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$10 per policy, per month
Surrender Charge - assessed through a surrender of units	$51.18 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.90% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $850 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 – $315 per $1,000 of the rider’s benefit amount
Additional Protection Rider Charge	$0.01 - $83.33 per $1,000 of the rider’s death benefit
Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were$43,857 and $46,456, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

This charge is $0.50 per $1,000 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,001 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $1,017,409 and $2,059,902, respectively, and total transfers from the Separate Account to the fixed account were $681,757 and $1,062,386, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$36,548,516	$-	$-	$36,548,516

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVIG	$84,165	$24,055
ACVIG2	190	253
ACVU1	213,350	56,398
ACVU2	1,687	686
ACVV	41,524	129,365
ACVV2	831	536
FC2	849,659	1,148,384
FEI2	72,250	21,470
FG2	203,182	34,979
RAF	344,559	335,860
RBF	411,860	380,175
RBKF	146,793	163,695
RBMF	124,938	135,341
RCPF	146,451	196,496
RELF	66,768	122,299
RENF	638,242	611,506
RESF	302,454	295,458
RFSF	12,566,793	12,703,203
RHCF	5,672,096	5,547,214
RINF	2,097,472	1,970,559
RJNF	142,532	344,694
RLCE	233,456	279,616
RLCJ	69,112	65,636
RLF	24,204	22,196
RMED	249,824	218,334
RMEK	3,181,550	3,181,937
RNF	350,337	332,291
ROF	3,124,245	2,170,719
RPMF	2,367,579	2,728,323
RREF	240,921	180,926
RRF	121,660	141,811
RSRF	11,912	8,822
RTEC	16,234,002	16,242,344
RTEL	178,172	368,701
RTF	526,414	484,938
RTRF	73,228	65,125
RUF	543,595	532,903
RUGB	8,163,866	8,248,804
RUTL	215,511	334,221
RVARS	698,853	695,589
RVCMD	4,602	3,311
RVF	8,105,955	8,791,234
RVIDD	446,097	442,499
RVIMC	228,696	226,079
RVISC	364,846	354,035
RVLCG	837,540	562,919
RVLCV	177,919	272,899
RVLDD	1,153,038	1,180,254
RVMCG	569,613	584,613
RVMCV	96,406	205,870
RVSCG	196,241	270,003
RVSCV	135,820	231,156
RVSDL	67,043	65,529
RVWDL	431	260
GBF	1,632,235	1,850,466
GVDMA	125,496	109,901
GVDMC	792,685	1,292,382
GVIDA	177,757	48,591
GVIDC	850,932	1,342,704
GVIDM	1,722,639	874,787
HIBF	2,480,212	3,237,686
NVMM2	31,131,590	29,281,130
NVMMG1	45	4
SCF	64,897	30,684
SCF2	611	503
SCGF	444,709	368,332
SCGF2	2	-
SCVF	5,608	7,824
SCVF2	6	17
TRF	48,518	629,185

	$112,598,426	$112,790,719

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.00%	14,751	$16.47	$242,909	1.98%	11.81%
2019	0.00%	11,534	14.73	169,874	2.05%	23.95%
2018	0.00%	14,174	11.88	168,421	1.11%	-6.87%
2017	0.00%	83,962	12.76	1,071,232	2.45%	20.49%
2016	0.00%	73,470	10.59	777,995	2.67%	13.48%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2020	0.00%	79	38.98	3,080	1.72%	11.45%
2019	0.00%	86	34.98	3,008	1.82%	23.75%
2018	0.00%	95	28.27	2,685	1.64%	-7.19%
2017	0.00%	113	30.46	3,442	1.92%	20.30%
2016	0.00%	219	25.32	5,545	2.12%	13.20%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2020	0.00%	30,927	28.21	872,407	0.00%	49.85%
2019	0.00%	26,770	18.82	503,922	0.00%	34.58%
2018	0.00%	27,574	13.99	385,689	0.27%	0.76%
2017	0.00%	26,332	13.88	365,543	0.38%	32.22%
2016	0.00%	22,356	10.50	234,712	0.36%	4.45%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)
2020	0.00%	365	64.64	23,594	0.00%	49.55%
2019	0.00%	380	43.22	16,425	0.00%	34.46%
2018	0.00%	738	32.15	23,724	0.11%	0.60%
2017	0.00%	756	31.95	24,158	0.23%	32.00%
2016	0.00%	776	24.21	18,785	0.19%	4.35%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2020	0.00%	34,960	14.44	504,961	2.25%	0.98%
2019	0.00%	43,208	14.30	618,053	2.13%	27.03%
2018	0.00%	47,819	11.26	538,449	1.67%	-9.15%
2017	0.00%	48,224	12.39	597,700	1.61%	8.75%
2016	0.00%	53,873	11.40	614,008	1.76%	20.48%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2020	0.00%	544	36.86	20,049	2.19%	0.83%
2019	0.00%	561	36.55	20,505	2.00%	26.92%
2018	0.00%	902	28.80	25,976	1.52%	-9.28%
2017	0.00%	924	31.74	29,331	1.50%	8.58%
2016	0.00%	948	29.24	27,716	1.58%	20.28%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	0.00%	19,023	60.55	1,151,819	0.08%	30.23%
2019	0.00%	25,871	46.49	1,202,805	0.24%	31.27%
2018	0.00%	25,815	35.42	914,268	0.44%	-6.64%
2017	0.00%	26,769	37.93	1,015,477	0.74%	21.59%
2016	0.00%	31,444	31.20	981,050	0.64%	7.73%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	0.00%	13,577	34.87	473,388	1.73%	6.44%
2019	0.00%	12,745	32.76	417,489	1.81%	27.11%
2018	0.00%	13,951	25.77	359,536	2.12%	-8.54%
2017	0.00%	14,366	28.18	404,787	1.30%	12.65%
2016	0.00%	18,575	25.01	464,613	2.09%	17.71%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	0.00%	10,623	62.99	669,163	0.03%	43.55%
2019	0.00%	8,201	43.88	359,875	0.05%	33.98%
2018	0.00%	8,691	32.75	284,661	0.04%	-0.43%
2017	0.00%	10,096	32.90	332,113	0.07%	34.81%
2016	0.00%	8,135	24.40	198,498	0.00%	0.55%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2020	0.00%	5,711	0.54	3,091	0.52%	-38.00%
2019	0.00%	2,809	0.87	2,452	0.12%	-28.01%
2018	0.00%	344,729	1.21	418,030	0.00%	-2.77%
2017	0.00%	4,473	1.25	5,578	0.00%	-24.66%
2016	0.00%	9,450	1.66	15,642	0.00%	-9.48%
Rydex Variable Trust - Biotechnology Fund (RBF)
2020	0.00%	4,578	64.02	293,101	0.00%	21.31%
2019	0.00%	4,553	52.78	240,291	0.00%	24.67%
2018	0.00%	4,838	42.33	204,807	0.00%	-9.44%
2017	0.00%	6,082	46.75	284,320	0.00%	29.44%
2016	0.00%	5,597	36.12	202,139	0.00%	-19.66%
Rydex Variable Trust - Banking Fund (RBKF)
2020	0.00%	12,465	10.94	136,373	0.98%	-8.46%
2019	0.00%	13,853	11.95	165,570	0.74%	28.39%
2018	0.00%	7,138	9.31	66,447	0.47%	-19.19%
2017	0.00%	15,648	11.52	180,258	0.37%	12.48%
2016	0.00%	13,430	10.24	137,538	1.12%	27.25%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2020	0.00%	3,369	37.50	126,342	1.19%	19.75%
2019	0.00%	3,780	31.32	118,374	0.00%	21.43%
2018	0.00%	5,009	25.79	129,175	0.56%	-17.45%
2017	0.00%	6,801	31.24	212,450	0.51%	21.43%
2016	0.00%	9,048	25.72	232,755	0.00%	30.86%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2020	0.00%	2,215	44.27	98,049	0.78%	7.58%
2019	0.00%	3,643	41.15	149,905	0.77%	22.33%
2018	0.00%	3,706	33.64	124,661	0.74%	-12.12%
2017	0.00%	9,251	38.28	354,107	0.95%	11.53%
2016	0.00%	4,401	34.32	151,048	0.73%	5.42%
Rydex Variable Trust - Electronics Fund (RELF)
2020	0.00%	10,032	41.48	416,144	0.00%	55.96%
2019	0.00%	13,063	26.60	347,439	0.00%	59.28%
2018	0.00%	9,306	16.70	155,393	0.00%	-12.71%
2017	0.00%	13,732	19.13	262,675	0.00%	31.06%
2016	0.00%	13,492	14.60	196,923	0.00%	24.34%
Rydex Variable Trust - Energy Fund (RENF)
2020	0.00%	16,854	11.99	202,097	1.67%	-34.17%
2019	0.00%	7,502	18.22	136,658	0.18%	6.81%
2018	0.00%	8,447	17.05	144,060	0.50%	-25.48%
2017	0.00%	9,327	22.89	213,470	0.46%	-6.26%
2016	0.00%	15,773	24.42	385,130	0.80%	31.37%
Rydex Variable Trust - Energy Services Fund (RESF)
2020	0.00%	13,805	5.06	69,885	0.74%	-37.33%
2019	0.00%	8,786	8.08	70,975	0.00%	-0.07%
2018	0.00%	6,423	8.08	51,920	4.71%	-45.65%
2017	0.00%	6,396	14.87	95,128	0.00%	-18.64%
2016	0.00%	14,628	18.28	267,420	0.81%	23.15%
Rydex Variable Trust - Financial Services Fund (RFSF)
2020	0.00%	4,188	19.47	81,537	0.64%	-0.11%
2019	0.00%	9,771	19.49	190,436	0.75%	28.08%
2018	0.00%	14,178	15.22	215,755	0.69%	-12.28%
2017	0.00%	17,547	17.35	304,396	0.46%	15.57%
2016	0.00%	5,159	15.01	77,436	1.58%	15.83%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Health Care Fund (RHCF)
2020	0.00%	11,863	51.87	615,336	0.00%	18.68%
2019	0.00%	10,463	43.71	457,296	0.00%	22.57%
2018	0.00%	13,885	35.66	495,124	0.00%	1.25%
2017	0.00%	14,691	35.22	517,406	0.00%	22.86%
2016	0.00%	12,451	28.67	356,926	0.00%	-9.70%
Rydex Variable Trust - Internet Fund (RINF)
2020	0.00%	5,620	83.90	471,531	0.00%	60.21%
2019	0.00%	4,188	52.37	219,329	0.00%	25.46%
2018	0.00%	3,990	41.74	166,549	0.00%	-3.20%
2017	0.00%	6,451	43.12	278,178	0.00%	33.96%
2016	0.00%	4,150	32.19	133,590	0.00%	4.44%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2020	0.00%	4,805	2.06	9,874	0.08%	-21.09%
2019	0.00%	89,194	2.60	232,281	0.00%	-13.29%
2018	0.00%	107,477	3.00	322,801	0.00%	3.79%
2017	0.00%	5,705	2.89	16,509	0.00%	-8.89%
2016	0.00%	112,538	3.18	357,424	0.00%	-2.94%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2020	0.00%	17,584	16.63	292,425	1.90%	0.24%
2019	0.00%	20,521	16.59	340,460	1.09%	28.43%
2018	0.00%	21,378	12.92	276,168	0.36%	-18.97%
2017	0.00%	27,308	15.94	435,387	1.00%	28.60%
2016	0.00%	15,451	12.40	191,557	1.22%	-5.58%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2020	0.00%	7,204	40.03	288,370	1.06%	40.46%
2019	0.00%	7,297	28.50	207,952	1.46%	39.03%
2018	0.00%	8,401	20.50	172,205	0.00%	-22.95%
2017	0.00%	9,195	26.60	244,610	0.00%	50.30%
2016	0.00%	16,407	17.70	290,401	0.00%	8.86%
Rydex Variable Trust - Leisure Fund (RLF)
2020	0.00%	1,179	48.69	57,405	0.00%	21.01%
2019	0.00%	1,177	40.24	47,357	0.29%	29.28%
2018	0.00%	1,210	31.12	37,658	0.25%	-13.44%
2017	0.00%	16,451	35.95	591,461	0.17%	20.11%
2016	0.00%	2,133	29.93	63,848	0.35%	9.56%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2020	0.00%	5,949	60.67	360,906	0.96%	10.69%
2019	0.00%	5,548	54.81	304,073	1.09%	36.11%
2018	0.00%	5,756	40.27	231,780	0.27%	-19.40%
2017	0.00%	5,955	49.96	297,497	0.00%	22.44%
2016	0.00%	7,674	40.80	313,101	0.00%	29.64%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2020	0.00%	13,224	49.34	652,421	0.00%	20.04%
2019	0.00%	13,686	41.10	562,485	0.00%	35.37%
2018	0.00%	14,308	30.36	434,415	0.00%	-19.57%
2017	0.00%	15,196	37.75	573,615	0.00%	20.01%
2016	0.00%	17,246	31.45	542,437	0.00%	30.41%
Rydex Variable Trust - Nova Fund (RNF)
2020	0.00%	8,505	60.85	517,524	0.84%	20.03%
2019	0.00%	9,154	50.69	464,061	1.15%	45.04%
2018	0.00%	10,445	34.95	365,073	0.17%	-10.32%
2017	0.00%	11,148	38.97	434,486	0.06%	31.78%
2016	0.00%	11,010	29.58	325,626	0.00%	15.72%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2020	0.00%	28,829	85.10	2,453,276	0.32%	44.96%
2019	0.00%	17,169	58.70	1,007,898	0.11%	36.86%
2018	0.00%	19,888	42.89	853,067	0.00%	-1.81%
2017	0.00%	20,261	43.68	885,071	0.00%	31.12%
2016	0.00%	21,720	33.32	723,619	0.00%	5.98%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Precious Metals Fund (RPMF)
2020	0.00%	23,385	16.10	376,563	5.02%	34.30%
2019	0.00%	69,370	11.99	831,772	0.00%	52.20%
2018	0.00%	43,948	7.88	346,234	5.58%	-16.61%
2017	0.00%	32,226	9.45	304,439	4.54%	7.08%
2016	0.00%	37,698	8.82	332,578	0.00%	65.52%
Rydex Variable Trust - Real Estate Fund (RREF)
2020	0.00%	17,627	28.12	495,594	3.07%	-5.82%
2019	0.00%	16,085	29.85	480,170	1.92%	24.43%
2018	0.00%	17,237	23.99	413,523	1.08%	-7.33%
2017	0.00%	15,790	25.89	408,769	2.63%	6.65%
2016	0.00%	18,226	24.27	442,397	0.89%	10.15%
Rydex Variable Trust - Retailing Fund (RRF)
2020	0.00%	3,056	47.73	145,876	0.00%	43.67%
2019	0.00%	3,437	33.23	114,195	0.00%	24.48%
2018	0.00%	4,264	26.69	113,816	0.01%	-3.23%
2017	0.00%	19,443	27.58	536,302	0.00%	12.82%
2016	0.00%	3,417	24.45	83,542	0.00%	0.30%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2020	0.00%	4,800	20.31	97,486	0.85%	4.93%
2019	0.00%	4,683	19.36	90,644	0.54%	5.54%
2018	0.00%	5,689	18.34	104,337	0.00%	-12.94%
2017	0.00%	15,714	21.06	331,015	0.33%	14.85%
2016	0.00%	6,746	18.34	123,728	0.00%	0.65%
Rydex Variable Trust - Technology Fund (RTEC)
2020	0.00%	12,731	57.11	727,094	0.00%	49.25%
2019	0.00%	15,337	38.27	586,896	0.00%	39.75%
2018	0.00%	11,381	27.38	311,647	0.00%	-1.49%
2017	0.00%	13,294	27.80	369,549	0.00%	32.63%
2016	0.00%	9,991	20.96	209,405	0.00%	11.07%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2020	0.00%	6,232	19.52	121,656	0.89%	9.49%
2019	0.00%	16,630	17.83	296,487	0.00%	13.21%
2018	0.00%	6,216	15.75	97,889	0.70%	-5.29%
2017	0.00%	4,157	16.63	69,124	1.72%	5.85%
2016	0.00%	4,148	15.71	65,161	0.65%	17.40%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2020	0.00%	7,229	75.45	545,417	0.59%	18.10%
2019	0.00%	7,637	63.88	487,889	0.00%	62.52%
2018	0.00%	7,650	39.31	300,721	0.06%	-15.40%
2017	0.00%	6,898	46.47	320,534	0.00%	43.49%
2016	0.00%	9,156	32.38	296,512	0.00%	20.40%
Rydex Variable Trust - Transportation Fund (RTRF)
2020	0.00%	1,905	48.80	92,967	0.15%	40.62%
2019	0.00%	1,999	34.70	69,372	0.00%	22.24%
2018	0.00%	2,556	28.39	72,562	0.00%	-20.05%
2017	0.00%	3,682	35.51	130,743	0.31%	22.02%
2016	0.00%	2,451	29.10	71,327	0.00%	15.43%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2020	0.00%	2,027	1.26	2,559	0.16%	-25.02%
2019	0.00%	742	1.68	1,249	1.15%	-22.91%
2018	0.00%	5,679	2.18	12,402	0.00%	3.97%
2017	0.00%	836	2.10	1,756	0.00%	-17.35%
2016	0.00%	1,076	2.54	2,735	0.00%	-12.01%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2020	0.00%	29,609	31.53	933,687	0.12%	21.95%
2019	0.00%	36,262	25.86	937,642	1.21%	16.76%
2018	0.00%	24,847	22.14	550,236	1.59%	-5.32%
2017	0.00%	21,014	23.39	491,526	1.16%	9.63%
2016	0.00%	16,984	21.34	362,366	0.95%	-0.34%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Utilities Fund (RUTL)
2020	0.00%	4,605	37.96	174,783	1.69%	-5.13%
2019	0.00%	8,821	40.01	352,911	0.21%	19.01%
2018	0.00%	9,065	33.62	304,729	1.75%	3.78%
2017	0.00%	13,485	32.39	436,785	1.97%	11.02%
2016	0.00%	8,464	29.18	246,949	0.99%	16.34%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.00%	13,555	11.29	152,990	3.18%	7.39%
2019	0.00%	13,716	10.51	144,157	2.38%	5.01%
2018	0.00%	13,174	10.01	131,850	0.00%	-5.07%
2017	0.00%	27,251	10.54	287,318	0.00%	3.67%
2016	0.00%	16,540	10.17	168,207	0.10%	-0.48%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2020	0.00%	9,628	2.09	20,115	0.75%	-22.72%
2019	0.00%	9,010	2.70	24,359	1.29%	15.25%
2018	0.00%	8,152	2.35	19,123	3.01%	-15.12%
2017	0.00%	8,623	2.76	23,831	0.00%	4.43%
2016	0.00%	11,826	2.65	31,297	0.00%	10.40%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2020	0.00%	10,444	292.97	3,059,765	0.25%	86.87%
2019	0.00%	15,960	156.78	2,502,220	0.18%	80.50%
2018	0.00%	11,143	86.86	967,859	0.00%	-9.31%
2017	0.00%	19,012	95.77	1,820,814	0.00%	69.49%
2016	0.00%	19,293	56.51	1,090,198	0.00%	9.60%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2020	0.00%	1,008	0.14	138	0.02%	-45.76%
2019	0.00%	39,102	0.25	9,881	0.00%	-36.10%
2018	0.00%	118,296	0.40	46,780	0.00%	1.44%
2017	0.00%	65,467	0.39	25,522	0.00%	-38.95%
2016	0.00%	72,164	0.64	46,083	0.00%	-29.65%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2020	0.00%	8,282	1.10	9,126	0.70%	-24.89%
2019	0.00%	8,487	1.47	12,452	0.55%	-20.31%
2018	0.00%	2,307	1.84	4,247	0.00%	10.90%
2017	0.00%	1,107	1.66	1,838	0.00%	-13.55%
2016	0.00%	1,127	1.92	2,164	0.00%	-19.13%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2020	0.00%	1,080	0.94	1,012	0.12%	-30.81%
2019	0.00%	1,019	1.35	1,381	0.23%	-20.62%
2018	0.00%	1,216	1.71	2,075	0.00%	11.13%
2017	0.00%	4,704	1.54	7,224	0.00%	-13.49%
2016	0.00%	3,993	1.78	7,088	0.00%	-20.28%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2020	0.00%	32,553	45.41	1,478,221	0.00%	27.32%
2019	0.00%	32,737	35.66	1,167,547	0.00%	26.60%
2018	0.00%	59,173	28.17	1,666,966	0.00%	-5.63%
2017	0.00%	38,776	29.85	1,157,562	0.00%	24.39%
2016	0.00%	49,835	24.00	1,195,958	0.00%	2.58%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2020	0.00%	29,214	27.40	800,439	1.88%	-10.56%
2019	0.00%	34,784	30.63	1,065,593	0.80%	23.27%
2018	0.00%	33,636	24.85	835,908	0.86%	-13.32%
2017	0.00%	36,097	28.67	1,034,872	0.75%	15.86%
2016	0.00%	37,945	24.74	938,922	1.15%	17.40%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2020	0.00%	8,120	59.75	485,130	0.66%	1.73%
2019	0.00%	8,753	58.73	514,044	0.62%	47.47%
2018	0.00%	10,233	39.82	407,517	0.17%	-14.23%
2017	0.00%	7,597	46.43	352,727	0.06%	58.51%
2016	0.00%	8,912	29.29	261,037	0.00%	30.72%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2020	0.00%	18,800	43.31	814,179	0.00%	30.47%
2019	0.00%	20,333	33.19	674,947	0.00%	15.41%
2018	0.00%	22,994	28.76	661,352	0.00%	-14.83%
2017	0.00%	27,913	33.77	942,592	0.00%	18.76%
2016	0.00%	28,007	28.43	796,359	0.00%	2.70%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2020	0.00%	9,654	31.52	304,284	0.40%	7.42%
2019	0.00%	14,199	29.34	416,638	0.00%	22.46%
2018	0.00%	12,851	23.96	307,929	0.00%	-18.98%
2017	0.00%	16,623	29.57	491,609	0.00%	13.15%
2016	0.00%	18,301	26.14	478,346	0.33%	28.89%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2020	0.00%	9,523	38.45	366,164	0.00%	15.76%
2019	0.00%	11,991	33.22	398,300	0.00%	12.57%
2018	0.00%	10,769	29.51	317,755	0.00%	-9.03%
2017	0.00%	17,177	32.43	557,132	0.00%	16.08%
2016	0.00%	16,932	27.94	473,100	0.00%	18.69%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2020	0.00%	10,895	21.51	234,334	0.00%	-5.97%
2019	0.00%	15,793	22.87	361,243	0.27%	20.68%
2018	0.00%	9,049	18.95	171,518	0.00%	-20.58%
2017	0.00%	11,626	23.87	277,458	0.00%	-0.28%
2016	0.00%	16,004	23.93	383,003	0.00%	31.74%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2020	0.00%	1,656	8.01	13,266	0.77%	-14.03%
2019	0.00%	1,556	9.32	14,500	0.80%	4.61%
2018	0.00%	2,246	8.91	20,007	0.00%	11.82%
2017	0.00%	1,363	7.97	10,858	0.00%	-17.65%
2016	0.00%	819	9.67	7,923	0.00%	7.00%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2020	0.00%	427	6.73	2,874	0.44%	9.69%
2019	0.00%	400	6.14	2,454	0.89%	-4.85%
2018	0.00%	366	6.45	2,360	0.00%	-11.63%
2017	0.00%	406	7.30	2,962	0.00%	19.31%
2016	0.00%	411	6.12	2,513	0.00%	-8.71%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.00%	28,966	18.09	524,035	1.18%	6.08%
2019	0.00%	39,195	17.05	668,435	2.46%	6.27%
2018	0.00%	30,534	16.05	490,006	2.10%	-0.05%
2017	0.00%	33,732	16.06	541,587	1.94%	2.08%
2016	0.00%	40,960	15.73	644,211	2.01%	0.74%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.00%	36,033	31.56	1,137,118	0.23%	12.33%
2019	0.00%	37,865	28.09	1,063,785	2.09%	21.83%
2018	0.00%	41,804	23.06	964,023	1.62%	-7.73%
2017	0.00%	43,275	24.99	1,081,502	1.51%	16.68%
2016	0.00%	60,743	21.42	1,301,063	1.79%	8.48%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.00%	42,056	23.58	991,472	0.09%	8.55%
2019	0.00%	67,401	21.72	1,463,795	5.12%	13.48%
2018	0.00%	12,583	19.14	240,806	1.93%	-3.73%
2017	0.00%	13,095	19.88	260,318	1.90%	9.21%
2016	0.00%	12,378	18.20	225,312	1.65%	5.70%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.00%	33,469	33.64	1,125,792	0.23%	12.82%
2019	0.00%	31,461	29.82	938,030	2.09%	23.73%
2018	0.00%	30,112	24.10	725,610	1.52%	-8.85%
2017	0.00%	29,770	26.44	787,055	1.55%	18.43%
2016	0.00%	33,789	22.32	754,301	1.69%	9.47%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.00%	40,395	19.56	790,267	0.05%	6.71%
2019	0.00%	68,703	18.33	1,259,497	2.52%	9.53%
2018	0.00%	22,694	16.74	379,829	2.06%	-1.80%
2017	0.00%	14,604	17.04	248,915	2.09%	5.68%
2016	0.00%	15,055	16.13	242,805	1.29%	4.26%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.00%	89,320	27.43	2,449,981	0.13%	10.34%
2019	0.00%	62,441	24.86	1,552,153	2.48%	17.74%
2018	0.00%	52,909	21.11	1,117,000	1.84%	-5.68%
2017	0.00%	63,378	22.38	1,418,586	1.78%	12.93%
2016	0.00%	66,702	19.82	1,322,092	1.81%	7.14%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.00%	62,197	13.91	865,267	4.90%	6.02%
2019	0.00%	121,212	13.12	1,590,586	6.57%	14.74%
2018	0.00%	39,202	11.44	448,337	5.12%	-3.00%
2017	0.00%	86,864	11.79	1,024,141	4.74%	6.76%
2016	0.00%	123,662	11.04	1,365,719	6.14%	14.16%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2020	0.00%	484,127	10.31	4,991,091	0.12%	0.18%
2019	0.00%	305,193	10.29	3,140,632	1.48%	1.53%
2018	0.00%	1,194,927	10.14	12,111,543	1.13%	1.14%
2017	0.00%	975,540	10.02	9,776,684	0.21%	0.22%
2016	0.00%	1,167,788	10.00	11,678,137	0.00%	0.00%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.00%	6	69.94	420	0.00%	60.90%
2019	0.00%	6	43.47	261	0.00%	37.25%
2018	0.00%	6	31.67	190	0.00%	-6.85%
2017	0.00%	7	34.00	238	0.00%	27.74%
2016	0.00%	7	26.62	186	0.00%	6.47%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.00%	11,386	19.43	221,212	0.02%	22.69%
2019	0.00%	9,497	15.84	150,390	0.08%	25.65%
2018	0.00%	8,004	12.60	100,875	0.02%	-12.63%
2017	0.00%	6,959	14.43	100,387	0.00%	13.49%
2016	0.00%	7,671	12.71	97,507	0.26%	22.83%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.00%	349	48.01	16,755	0.02%	22.36%
2019	0.00%	363	39.24	14,243	0.00%	25.35%
2018	0.00%	705	31.30	22,067	0.00%	-12.83%
2017	0.00%	723	35.91	25,962	0.00%	13.20%
2016	0.00%	742	31.72	23,538	0.11%	22.54%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.00%	13,555	26.73	362,367	0.00%	40.89%
2019	0.00%	12,816	18.97	243,182	0.00%	35.71%
2018	0.00%	18,695	13.98	261,388	0.00%	-7.94%
2017	0.00%	19,787	15.19	300,514	0.00%	24.92%
2016	0.00%	20,156	12.16	245,042	0.00%	8.30%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.00%	7,304	14.54	106,234	0.08%	5.15%
2019	0.00%	7,574	13.83	104,763	1.13%	19.00%
2018	0.00%	5,957	11.62	69,241	0.72%	-16.95%
2017	0.00%	5,617	14.00	78,616	0.22%	9.06%
2016	0.00%	58,526	12.83	751,068	2.66%	25.93%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.00%	39	36.30	1,416	0.00%	4.95%
2019	0.00%	39	34.58	1,349	0.89%	18.69%
2018	0.00%	40	29.14	1,165	0.46%	-17.12%
2017	0.00%	41	35.16	1,441	0.29%	8.75%
2016	0.00%	42	32.33	1,358	0.46%	25.61%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.00%	18,920	21.25	402,039	0.94%	10.35%
2019	0.00%	52,093	19.26	1,003,079	1.83%	29.31%
2018	0.00%	6,888	14.89	102,572	1.01%	0.00%
2017	0.00%	9,215	14.89	137,228	1.55%	20.52%
2016	0.00%	3,064	12.36	37,859	1.17%	11.39%
*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.